Note 3 - Deposits	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Deposit Liabilities Disclosures [Text Block]
Note
3.
Deposits

Licensing Revenue

In
2012,
we executed a joint venture agreement with Peter Holdings Pty. Ltd., the principal developer of the Isan System, whereby we jointly purchased the intellectual property associated with the Isan System, and agreed to share any royalties from any licensing revenue generated from the Isan System on an equal
50/50
basis.

In
February
2014,
we received a deposit of
$100,000
from InsulTech Manufacturing, LLC, an Arizona limited liability company d/b/a Clarion Water (“Clarion Water”) towards a worldwide, exclusive license of the Isan System. On
August
12,
2014,
we entered into a license agreement with Clarion Water in which we granted an exclusive license to commercialize the Isan System for a term expiring the latter of
10
years or upon the expiration of the licensed patents. The license agreement provides that the
$100,000
deposit is non-refundable, and is to be credited to future payments of royalties or sublicense fees due under the license agreement. The agreement further provides for a
10%
royalty of licensee’s “net sales revenue”, and
40%
of sublicensing fees. The Licensee was required to make minimum payments beginning
July
1,
2016,
of
$50,000
per quarter to maintain exclusivity and as of
July
1
and
December
31,
2016,
the Licensee is not making this payment and has relinquished exclusivity rights. The intellectual property subject to the license agreement includes all intellectual property related to the Isan System, including all patents, trademarks, proprietary knowledge, and other similar know-how or rights relating to or arising out of the Isan System or the patents related to the Isan System. The agreement contains other terms and conditions typically found in intellectual property license agreements. Clarion Water’s work to commercialize the Isan System continues. (See Part I, Item
2,
“Our Business – Clarion Water”.)

We are obligated to share any revenues under the agreement on an equal basis with Peter Holdings Pty. Ltd. On
July
1,
2016,
per the terms of the agreement the
$100,000
deposit received in
2014
was recorded to Royalty revenue, offset by the
$45,000
share paid to Peter Holdings Pty. Ltd.

Investor Deposit

On
December
18,
2015,
we received
$35,000
from a potential investor in our
2015
Unit Offering (see Note
4).
We did not receive a subscription agreement from that individual until after
December
31,
2015,
and thus we recorded this amount as a deposit until we received the executed documents and formally accepted the investment in
2016.